COMMON STOCK (Details Narrative) - Six Marketers [Member]	1 Months Ended
Nov. 30, 2017 USD ($) $ / shares shares
Stock issued for services, shares | shares	14,400,000
Shares issued, price per share | $ / shares	$ .00923
Stock issued for services, value | $	$ 132,912